Financial instruments and risk management (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 169,035	R$ 486,258	R$ 662,830	R$ 1,645,425
Level 1 of fair value hierarchy [member] | Book Value [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	168,994	156,996
Financial investments		2,042
Loans and financing	(17,753)	(162,568)
Level 1 of fair value hierarchy [member] | Fair Value
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	168,994	156,996
Financial investments		2,042
Loans and financing	(17,753)	(162,568)
Level 2 of fair value hierarchy [member] | Book Value [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	41	329,262
Financial investments	423,418	83,592
Derivatives assets	29,256	114,060
Derivatives liabilities	(536)
Level 2 of fair value hierarchy [member] | Fair Value
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	41	329,262
Financial investments	423,418	83,592
Derivatives assets	29,256	R$ 114,060
Derivatives liabilities	R$ (536)